Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

8.Interest and Finance Costs, net

	2015	2014	2013
Interest expense	32,065	33,389	41,741
Less: Interest capitalized	(3,430)	(2,384)	(1,945)

Interest expense, net	28,635	31,005	39,796
Interest swap cash settlements non-hedging	2,201	3,231	5,012
Bunkers swap cash settlements	7,427	997	(151)
Bunker call options premium	1,414	1,199	—
Amortization of loan fees	1,268	1,245	1,101
Bank charges	137	240	379
Finance project costs expensed	1,261	—	—
Amortization of deferred loss on de-designated financial instruments	—	154	877
Change in fair value of non-hedging financial instruments	(9,116)	5,003	(6,097)
Net gain on the prepayment of a loan	(3,208)	—	—
Net total

	30,019	43,074	40,917

At December 31, 2015, the Company was committed to seven floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $287,299, maturing from March 2016 through March 2021, on which it pays fixed rates averaging 3.22% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 15).

At December 31, 2015, the Company held six of the seven interest rate swap agreements, designated and qualifying as cash flow hedges, in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $239,549. The fair values of such financial instruments as of December 31, 2015 and 2014, in aggregate amounted to $7,847 (negative) and $7,046 (negative), respectively. The net amount of cash flow hedge losses at December 31, 2015, that is estimated to be reclassified into earnings within the next twelve months is $3,688.

At December 31, 2015 and 2014, the Company held one interest rate swap that did not meet hedge accounting criteria. As such, the changes in its fair value during the 2015 and 2014 have been included in Change in fair value of non-hedging financial instruments, and amounted to a gain of $2,178 and $1,960, respectively.

As of December 31, 2014, the Company held seven bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The fair values of these financial instruments as of December 31, 2014, were $9,228 (negative). As of December 31, 2015 those bunker SWAPs were expired.

The changes in their fair values during 2015 and 2014 amounting to $9,228 (positive) and $9,405 (negative) respectively have been included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria.

At December 31, 2014, the Company held three bunker put option agreements in order to reduce the losses of the bunker swap agreements, which expired during the 2015 year. The value of those put options at December 31, 2014 was $2,443 (positive). The change in their fair value during 2015 was $2,443 (negative). During 2015, the Company entered into seventeen call option agreements for the same reasons as for the put options and premium paid for the call options was $1,414. During 2015, five call options were expired. The fair market value of the remaining twelve options at December 31, 2015, amounted to $154.